Related Party Transactions and Balance (Details) $ in Thousands, ¥ in Millions	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)
Related Party Transaction [Line Items]
Loan outstanding	$ 88,000	¥ 0.6	$ 56,500	¥ 0.4